Offerings	Jan. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class A Common Shares, par value US$0.00005 per share, to be issued pursuant to the Registrant's 2026 Stock Option Plan
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	13.13
Maximum Aggregate Offering Price	$ 19,695,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,719.88
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers Class A common shares, par value US$0.00005 per share (“Class A Common Shares”) of Vinci Compass Investments Ltd. (the “Company” or “Registrant”) (i) authorized for issuance under the Vinci Partners Investments Ltd. 2026 Stock Option Plan (the “SOP”), (ii) authorized for issuance under the Vinci Partners Investments Ltd. 2026 Restricted Share Unit Award Plan (the “RSU Plan”) and (iii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional Class A Common Shares that may become issuable under the SOP or the RSU Plan by reason of any stock dividend, stock split, or other similar transaction.

Rounded up to the nearest cent.

Calculated solely for the purpose of this offering under Rule 457(h) of the Securities Act on the basis of the weighted average exercise price for outstanding stock option awards of $13.13 per share (rounded up to the nearest cent) as of the date of this Registration Statement. In accordance with the terms of the SOP, the per share exercise price is based on the average price of the ten trading days prior to the approval of the SOP by the board of directors of the Company.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class A Common Shares, par value US$0.00005 per share, to be issued pursuant to the Registrant's 2026 Restricted Share Unit Award Plan
Amount Registered | shares	205,000
Proposed Maximum Offering Price per Unit	12.67
Maximum Aggregate Offering Price	$ 2,597,350.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 358.69
Offering Note	Rounded up to the nearest cent.

Calculated solely for the purpose of this offering under Rule 457(c) and (h) of the Securities Act on the basis of the average of the high and low prices of the Registrant’s Class A Common Shares as reported on the Nasdaq Global Select Market on January 26, 2026.

There are no fee offsets.